Earnings per share	12 Months Ended
Mar. 31, 2023
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Earnings per share

26. Earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2023	2022	2021
Numerator:
Profit after tax	$137,308	$132,101	$102,617
Denominator:
Basic weighted average ordinary shares outstanding	48,252,095	48,891,004	49,765,672
Dilutive impact of equivalent share-based options and RSUs	2,625,674	2,357,573	2,343,077
Diluted weighted average ordinary shares outstanding	50,877,769	51,248,577	52,108,749
The computation of earnings per ordinary share (“EPS”) was determined by dividing profit by the weighted average ordinary shares outstanding during the respective periods.
The Company excluded from the calculation of diluted EPS RSUs for the issuance of Nil, 3,165 and 4,995 shares for the years ended March 31, 2023, 2022 and 2021, respectively, because their effect will be anti-dilutive.